Other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Other assets
Interests in associates (1)	£ 449	£ 436
Property, plant and equipment	4,418	4,928
Pension schemes in net surplus (Note 5)	723	614
Prepayments	328	380
Accrued income	216	275
Tax recoverable	192	46
Deferred tax (Note 7)	901	1,011
Acceptances	272	268
Other	391	352
Total other assets	7,890	8,310	[1]	£ 9,805
Business Growth Fund
Other assets
Interests in associates (1)	£ 442	£ 424

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.